License and Agreements - Additional Information (Detail)				12 Months Ended
	Dec. 31, 2015 GBP (£)	Dec. 31, 2015 USD ($)	Oct. 16, 2012 USD ($)	May. 31, 2015 GBP (£)	May. 31, 2015 USD ($)	Jun. 30, 2016 GBP (£)	Jun. 30, 2016 USD ($)
Commitments and Contingencies [Line Items]
Asset purchase, cash paid			$ 3,500,000
Asset Purchase Agreement Aggregate Consideration Paying Period				10 years	10 years
Accrued milestone payments					$ 2,500,000
Accrued license fees					$ 930,000
Annual license fee | £				£ 300,000
Progenics Pharmaceuticals, Inc.
Commitments and Contingencies [Line Items]
Royalty on every net sales					5.00%
Scenario, Forecast
Commitments and Contingencies [Line Items]
License payment	£ 600,000	$ 930,000
Maximum contingent payment						£ 600,000	$ 930,000
Milestone Payments | US Phase III trial
Commitments and Contingencies [Line Items]
Asset purchase, cash paid					$ 1,500,000
Milestone Payments | US new drug application approval by the FDA
Commitments and Contingencies [Line Items]
Asset purchase, cash paid					$ 5,000,000
Development Milestone Payments
Commitments and Contingencies [Line Items]
Royalty on every net sales					7.50%
Asset Purchase Agreement Aggregate Consideration Paying Period				10 years	10 years
Minimum annual license maintenance fees					$ 150,000
Development Milestone Payments | US Phase III trial
Commitments and Contingencies [Line Items]
Asset purchase, cash paid					1,000,000
Development Milestone Payments | US new drug application approval by the FDA
Commitments and Contingencies [Line Items]
Asset purchase, cash paid					500,000
Development Milestone Payments | New Drug Application with the FDA
Commitments and Contingencies [Line Items]
Asset purchase, cash paid					$ 500,000